CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Mobile telephony	$ 1,663.5	$ 1,420.7	$ 780.3
Internet	1,254.0	1,283.8	1,238.1
Television	777.9	802.6	799.2
Wireline telephony	248.9	278.3	292.5
Mobile equipment sales	695.1	613.5	322.2
Wireline equipment sales	27.8	70.1	92.2
Other	167.9	185.0	193.7
Revenues	4,835.1	4,654.0	3,718.2
Employee costs	490.8	472.3	397.7
Purchase of goods and services	2,008.9	1,951.4	1,407.6
Depreciation and amortization	883.8	844.0	699.6
Financial expenses	340.9	331.0	244.6
Restructuring, impairment of assets and other	27.0	20.1	13.5
Income before income taxes	1,083.7	1,035.2	955.2
Income taxes (recovery):
Current	239.2	213.1	263.4
Deferred	16.2	24.6	(65.5)
Income taxes	255.4	237.7	197.9
Net income	828.3	797.5	757.3
Net income attributable to
Shareholder	$ 828.3	797.4	757.2
Non-controlling interests		$ 0.1	$ 0.1